Harbor Global Growth Fund Supplement to Summary Prospectus dated March 1, 2011	Institutional Class HGGAX Administrative Class HRGAX Investor Class HGGIX

The following information regarding the subadviser for Harbor Global Growth Fund has changed:

Effective October 1, 2011, Corydon Gilchrist no longer serves as a portfolio manager to Harbor Global Growth Fund. Thomas Marsico and James Gendelman of Marsico Capital Management, LLC remain co-portfolio managers to Harbor Global Growth Fund.

September 30, 2011

Investors Should Retain This Supplement For Future Reference

S0930.SP.GG